Leases - Operating leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 JPY (¥) building	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building
Leases
Number of leased salons | building	245	232	235
Number of leased salons subleased | building	81	89	104
Operating lease costs:
Fixed lease cost	¥ 913,461	¥ 893,347	¥ 866,730
Variable lease cost	40,862	45,410	40,661
Short-term cost	32,324	44,115	19,977
Total	¥ 986,647	¥ 982,872	¥ 927,368